Expense Example	Sep. 28, 2025 USD ($)
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,865
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,587
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,417
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	781
Expense Example, with Redemption, 10 Years	1,744
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,464
Reinhart International PMV Fund | Reinhart International PMV Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	2,751
Expense Example, with Redemption, 5 Years	4,949
Expense Example, with Redemption, 10 Years	$ 8,934